Trade receivables (Tables)	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Summary of Trade receivables

	As of December 31,
	2021	2022
	RMB’000	RMB’000
Trade receivables	40,926	152,256
Provision on impairment	(2,470)	(22,252)

Total	38,456	130,004

Summary of Aging Analysis of Trade Receivables
The following is an aging analysis of trade receivables presented based on the invoice date at the end of each reporting period, which approximated the respective revenue recognition dates.

	As of December 31,
	2021	2022
	RMB’000	RMB’000
0 – 90 days	16,472	124,736
91 – 180 days	16,292	1,029
181 – 365 days	5,473	10,480
1 – 2 years	2,689	14,852
2 – 3 years	—	1,159

Total	40,926	152,256

Summary of Of loss allowance for trade receivables
The movement in the loss allowance for trade receivables during the years indicated are as follows:

	As of December 31,
	2021	2022
	RMB’000	RMB’000
Beginning of the year	—	2,470
Provision for expected credit loss, net	2,470	19,782

End of the year	2,470	22,252

Summary of impairment
The impairment as of December 31, 2021 and 2022 was determined as follows:

	Within 1 year	1-2 years	2-3 years	Over 3 years
As of December 31, 2021:
Expected credit loss rate	4%	11%	—	—
Gross carrying amount (RMB’000)	38,237	2,124	—	—

Impairment allowances (RMB’000)	1,666	239	—	—

As of December 31, 2022:
Expected credit loss rate	6%	12%	84%	—
Gross carrying amount ( RMB’000 )	133,353	5,903	272	—

Impairment allowances ( RMB’000 )	8,595	701	228	—